Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 21,807	$ 11,734	$ 6,407
Software amortization expense	$ 5,600	$ 3,000	$ 1,200